Financial Statement Schedule I Condensed Financial Information of Parent Company - STATEMENTS OF OPERATIONS (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2018 CNY (¥)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)
Condensed Income Statements Captions [Line Items]
Cost	¥ 2,705,885	$ 393,555	¥ 1,554,194	¥ 1,280,324
Gross profit	939,450	136,637	494,702	276,152
Operating expenses
Selling and marketing	96,538	14,041	44,026	27,821
General and administrative expenses	213,973	31,121	114,880	102,644
Research and development	263,220	38,284	153,827	132,304
Total operating expenses	573,731	83,446	312,733	262,769
Operating loss	365,719	53,191	181,969	13,383
Interest income	11,595	1,686	3,003	754
Net income	336,320	48,915	167,095	23,946
Parent Company
Condensed Income Statements Captions [Line Items]
Cost	414	60
Gross profit	414	60
Operating expenses
Selling and marketing	4,271	621
General and administrative expenses	99,881	14,528	57,898	54,916
Research and development	42,167	6,133	6,984	2,626
Total operating expenses	146,319	21,282	64,882	57,542
Operating loss	(146,733)	(21,342)	(64,882)	(57,542)
Interest income	2,185	318
Equity in earnings of subsidiaries and VIEs	484,594	70,481	232,564	81,488
Net income	¥ 340,046	$ 49,457	¥ 167,682	¥ 23,946